CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net (loss) income from operations	¥ 10,354	$ 1,459	¥ 85,233	¥ (475,780)
Less: net income/(loss) from discontinuing operations	(11,980)	(1,687)	87,295	33,508
Net (loss)/income from continuing operations	22,334	3,146	(2,062)	(509,288)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities of continuing operations:
Depreciation and amortization	46,880	6,603	67,704	71,550
Amortization of operating lease right-of-use asset	121,299	17,085	136,875	149,744
Bad debt provision			378
Loss on disposal of property and equipment	1,306	184	636	934
Deferred income tax expense	(9,844)	(1,386)	(18,300)	115,788
Share based compensation expense	2,743	386	11,384	14,113
Investment (income) loss	4,315	608	(2,572)	(1,375)
Foreign currency exchange loss, net	901	127	325	267
Changes in operating assets and liabilities:
Amounts due from related parties	29	4	45	(708)
Prepaid expenses and other current assets	(18,850)	(2,654)	7,770	3,559
Other non-current assets	1,962	276	13,751	(3,330)
Accounts payable	(531)	(75)	1,083	(283)
Amounts due to related parties			(2)	(81)
Income taxes payable	1,824	257	3,796	486
Deferred revenue	(104,341)	(14,696)	(109,339)	77,015
Accrued expenses and other current liabilities	99,463	14,009	32,529	157,290
Operating lease liabilities	(147,705)	(20,804)	(142,636)	(145,929)
Other non-current liabilities	(317)	(45)	(319)	(315)
Net cash (used in)/provided by operating activities from continuing operations	21,468	3,025	1,046	(70,563)
Net cash provided by/ (used in) operating activities from discontinued operation	(140,403)	(19,775)	(28,574)	79,173
Net cash provided by/ (used in) operating activities	(118,935)	(16,750)	(27,528)	8,610
Investing activities:
Purchase of property and equipment and intangible assets	(34,709)	(4,889)	(29,401)	(46,910)
Proceeds from disposal of property and equipment	457	64	583	954
Proceeds from disposal of long-term investments	8	1
Purchase of time deposits	(300)	(42)		(2)
Net cash (used in)/provided by investing activities from continuing operations	(34,544)	(4,866)	(28,818)	(45,958)
Net cash provided by investing activities from discontinued operation	106,592	15,013	6,109	79,651
Net cash provided by/ (used in) investing activities	72,048	10,147	(22,709)	33,693
Financing activities:
Proceeds from bank borrowing			30,000	30,000
Repayment of bank borrowings	(30,000)	(4,225)	(30,000)	(10,710)
Issuance of Class A ordinary shares in connection with exercise of share options	227	32	107	3,947
Prepayments of acquire noncontrolling interests	(1,580)	(223)	(7,109)
Repurchase of treasury shares	(2,428)	(342)	(17,103)
Net cash provided by/ (used in) financing activities from continuing operations	(33,781)	(4,758)	(24,105)	23,237
Net cash provided by/ (used in) financing activities from discontinued operation	(2,000)	(283)	22,000
Net cash provided by/ (used in) financing activities	(35,781)	(5,041)	(2,105)	23,237
Changes in cash, cash equivalents and restricted cash	(82,668)	(11,644)	(52,342)	65,540
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(1,447)	(203)	2,288	(67)
Net change in cash, cash equivalents and restricted cash	(84,115)	(11,847)	(50,054)	65,473
Cash, cash equivalents and restricted cash at the beginning of the year	373,967	52,672	424,021	358,548
Cash and cash equivalents	279,757		356,237	423,766
Restricted cash	10,095		17,730	255
Cash, cash equivalents and restricted cash at the end of the year	289,852	40,825	373,967	424,021
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid	229	32	45
Interest paid	626	88	1,340	463
Non-cash investing and financing activities from continuing operations:
Accrual for purchase of equipment	3,986	561	3,727	6,064
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 132,001	$ 18,592	¥ 80,403	¥ 144,601